FAIR VALUE MEASUREMENTS (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Reconciliation of changes in fair value measurement, assets [abstract]
Balance, December 31, 2022	$ 4,425.1
Balance, December 31, 2023	4,537.9
Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance, December 31, 2022	535.9
Balance, December 31, 2023	501.4
Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance, December 31, 2022	20.0
Balance, December 31, 2023	15.2
Marketable securities | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance, December 31, 2022	6.1
Balance, December 31, 2023	14.2
Marketable securities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance, December 31, 2022	0.4
Reclassification to Level 1	(0.4)
Balance, December 31, 2023	$ 0.0